UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2013

Columbia High Yield Municipal Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	33
Board Consideration and Approval of Advisory Agreement	38
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Municipal Fund (the Fund) Class A shares returned -4.91% excluding sales charges for the six-month period that ended November 30, 2013.

>  The Fund outperformed its Blended Benchmark, which returned -5.52% for the same six-month period.

>  The Fund also outperformed the Barclays High Yield Municipal Bond Index, which returned -7.54% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-4.91	-4.30	8.46	3.75
Including sales charges		-9.39	-8.83	7.40	3.24
Class B	07/15/02
Excluding sales charges		-5.27	-5.02	7.66	2.98
Including sales charges		-9.91	-9.59	7.36	2.98
Class C	07/15/02
Excluding sales charges		-5.29	-4.97	7.80	3.12
Including sales charges		-6.22	-5.88	7.80	3.12
Class R4*	03/19/13	-4.92	-4.13	8.67	3.95
Class R5*	11/08/12	-4.88	-4.05	8.69	3.96
Class Z	03/05/84	-4.81	-4.11	8.68	3.96
Blended Benchmark		-5.52	-4.17	8.54	5.03
Barclays High Yield Municipal Bond Index		-7.54	-4.65	10.00	5.37

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Barclays High Yield Municipal Bond Index and a 40% weighting of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at November 30, 2013)
California	12.1
Florida	9.2
Texas	9.2
Illinois	8.9
Michigan	4.7
Missouri	4.0
Massachusetts	3.5
Pennsylvania	3.5
Louisiana	3.4
New York	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at November 30, 2013)
AAA rating	0.2
AA rating	4.7
A rating	14.6
BBB rating	28.4
BB rating	10.2
B rating	6.9
CCC rating	0.0
Not rated	35.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Chad Farrington, CFA

Semiannual Report 2013

Columbia High Yield Municipal Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	950.90	1,020.54	4.28	4.43	0.88
Class B	1,000.00	1,000.00	947.30	1,016.80	7.91	8.20	1.63
Class C	1,000.00	1,000.00	947.10	1,017.55	7.18	7.44	1.48
Class R4	1,000.00	1,000.00	950.80	1,021.69	3.16	3.28	0.65
Class R5	1,000.00	1,000.00	951.20	1,021.99	2.87	2.97	0.59
Class Z	1,000.00	1,000.00	951.90	1,021.54	3.31	3.43	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT(a) 12/01/24	6.375%	275,000	275,094
Courtland Industrial Development Board Refunding Revenue Bonds International Paper Co. Projects Series 2003B AMT(a) 08/01/25	6.250%	2,000,000	2,000,080
Total			2,275,174
Alaska 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/41	7.750%	5,000,000	5,261,900
Arizona 2.5%
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds Facility-Edkey Charter Schools Project Series 2013 07/01/33	6.000%	2,000,000	1,883,000
07/01/43	6.000%	2,500,000	2,245,425
07/01/48	6.000%	1,500,000	1,329,600
Revenue Bonds American Charter Schools Foundation Series 2007A 07/01/38	5.625%	3,840,000	3,212,621
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B 04/01/40	7.250%	3,600,000	3,971,556
Surprise Municipal Property Corp. Revenue Bonds Series 2007 04/01/32	4.900%	2,000,000	1,908,440
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B 08/01/37	5.625%	3,500,000	3,488,345
Total			18,038,987

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.1%
City of Fort Smith Refunding Revenue Bonds Sales & Use Tax Series 2012 05/01/26	3.600%	955,000	962,086
California 11.4%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Odd Fellows Home of California Series 2012-A 04/01/32	5.000%	3,000,000	3,031,020
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	2,000,000	1,936,920
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Series 2004 10/01/13	13.000%	405,000	186,239
10/01/15	8.375%	560,000	229,583
10/01/19	8.750%	2,785,000	1,141,767
Series 2010 10/01/20	8.375%	1,420,000	567,957
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006K AMT 08/01/26	4.625%	5,000,000	4,703,200
Series 2008K AMT 08/01/33	5.550%	2,545,000	2,443,760
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT(a)(b)(d) 12/01/32	7.500%	1,885,000	1,837,781
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012-G 11/01/37	5.000%	1,250,000	1,252,625
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	2,750,000	2,823,975
Aspire Public Schools Series 2010 07/01/46	6.125%	2,990,000	2,827,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/34	5.000%	1,775,000	1,689,001
City of Carson Special Assessment Bonds District No. 92-1 Series 1992 09/02/22	7.375%	90,000	90,367
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A(f) 02/01/25	0.000%	3,100,000	1,757,111
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011 01/01/41	6.500%	5,000,000	5,439,650
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C(f) 06/01/25	0.000%	2,310,000	1,283,528
County of Sacramento Revenue Bonds Subordinated Series 2009D 07/01/35	6.000%	2,500,000	2,784,625
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(f) 10/01/21	0.000%	1,665,000	1,190,775
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999 01/15/40	5.750%	3,000,000	2,963,820
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1 06/01/47	5.125%	3,000,000	2,060,760
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A 09/01/27	5.500%	5,430,000	5,357,401
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Real Property Series 2012C 03/01/24	5.000%	2,225,000	2,453,485

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/39	6.500%	5,000,000	5,872,800
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No.1 SE Series 2012 07/01/28	5.000%	2,000,000	2,144,100
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	2,000,000	1,858,680
Palomar Health Certificate of Participation Series 2010 11/01/41	6.000%	2,500,000	2,389,250
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	455,481	446,030
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM) 08/01/37	5.875%	3,500,000	3,706,885
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	3,013,597
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/39	6.625%	1,500,000	1,640,625
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	3,240,000	2,811,478
State of California Department of Veterans Affairs Revenue Bonds Series 2012A 12/01/25	3.500%	5,000,000	4,772,250
State of California Unlimited General Obligation Bonds Various Purpose Series 2012 04/01/42	5.000%	3,000,000	3,048,900
Total			81,757,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 0.1%
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003 12/01/33	6.050%	1,000,000	1,001,520
Connecticut 1.7%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007 08/15/27	5.500%	500,000	500,285
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	5,000,000	5,413,850
Mohegan Tribe of Indians of Connecticut(b)(c) Revenue Bonds Public Improvement-Priority Distribution Series 2001 01/01/31	6.250%	5,475,000	5,474,507
Series 2003 01/01/33	5.250%	1,000,000	889,360
Total			12,278,002
Delaware 0.1%
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(a)(d) 06/01/28	6.250%	730,000	683,762
District of Columbia 0.6%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT(a) 10/01/24	5.000%	4,000,000	4,384,840
Florida 8.7%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	1,500,000	1,500,315
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,370,000	615,925

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/28	6.250%	675,000	692,651
01/01/43	6.375%	2,250,000	2,276,572
County of Miami-Dade Refunding Revenue Bonds Subordinated Series 2012-B 10/01/37	5.000%	1,530,000	1,536,411
County of Miami-Dade(f) Subordinated Revenue Bonds Capital Appreciation Series 2009B 10/01/41	0.000%	30,000,000	6,047,100
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A 09/15/40	6.000%	3,750,000	3,390,412
Series 2012-A 06/15/43	6.125%	6,000,000	5,208,180
Renaissance Charter School Project Series 2013A 06/15/44	8.500%	5,000,000	4,927,350
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007 11/15/29	5.000%	4,000,000	3,760,880
Mid-Bay Bridge Authority Revenue Bonds Series 2011A 10/01/40	7.250%	4,000,000	4,376,560
Middle Village Community Development District Special Assessment Bonds Series 2004A(d) 05/01/35	6.000%	1,910,000	1,435,862
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008 10/01/38	5.750%	4,000,000	4,128,960
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005 07/01/26	5.700%	2,000,000	1,931,300
Mayflower Retirement Center Series 2012 06/01/42	5.125%	750,000	714,930

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds 1st Mortgage-Orlando Lutheran Tower Series 2007 07/01/32	5.500%	350,000	311,490
07/01/38	5.500%	1,750,000	1,502,200
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/32	5.500%	4,000,000	4,037,640
Seminole Indian Tribe of Florida, Inc. Revenue Bonds Series 2007A(b)(c) 10/01/24	5.500%	2,000,000	2,086,140
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A 05/01/35	5.875%	430,000	356,719
Series 2004B 05/01/16	7.500%	1,435,000	1,419,803
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A 04/01/39	6.250%	2,000,000	2,117,640
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A 10/01/41	5.250%	3,725,000	2,782,016
St. Johns County Industrial Development Authority(e) Revenue Bonds Glenmoor Project Series 2006A 01/01/40	5.375%	4,275,000	1,902,375
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	1,905,000	1,663,637
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003 05/01/35	6.125%	800,000	800,216
Westridge Community Development District Special Assessment Bonds Series 2005(d)(e) 05/01/37	5.800%	2,650,000	996,003
Total			62,519,287

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.3%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	4,500,000	4,460,040
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A 07/01/29	5.000%	3,000,000	2,573,460
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V 01/01/18	6.600%	65,000	67,245
Series 1991V Escrowed to Maturity 01/01/18	6.600%	690,000	777,899
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	5,000,000	5,016,350
Savannah Economic Development Authority Revenue Bonds 1st Mortgage-Marshes of Skidaway Series 2003A 01/01/24	7.400%	500,000	505,030
01/01/34	7.400%	3,000,000	3,013,470
Total			16,413,494
Guam 0.9%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(c) 12/01/40	6.875%	4,750,000	4,918,387
Guam Power Authority Refunding Revenue Bonds Series 2012-A(c) 10/01/30	5.000%	1,250,000	1,268,650
Total			6,187,037
Hawaii 1.0%
State of Hawaii Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/44	9.000%	2,375,000	2,617,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii Pacific University Series 2013A 07/01/43	6.875%	2,800,000	2,783,116
Hawaiian Electric Co. Subsidiary Series 2009 07/01/39	6.500%	1,750,000	1,894,235
Total			7,295,076
Illinois 8.4%
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006 03/01/36	5.625%	750,000	715,710
Illinois Finance Authority Refunding Revenue Bonds Chicago Charter School Project Series 2007 12/01/36	5.000%	1,750,000	1,551,095
Uno Charter School Network, Inc. Project Series 2011A 10/01/31	6.875%	2,490,000	2,718,233
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	3,450,000	3,687,877
Columbia College Series 2007 (NPFGC) 12/01/37	5.000%	5,000,000	4,883,850
Provena Health Series 2009A 08/15/34	7.750%	4,000,000	4,819,680
Riverside Health System Series 2009 11/15/35 6.250% 3,000,000 3,186,420 Series 2003A 11/15/32	7.000%	1,000,000	1,001,860
Silver Cross & Medical Centers Series 2009 08/15/44	7.000%	5,000,000	5,405,950
Smith Village Project Series 2005A 11/15/35	6.250%	2,750,000	2,536,133
Illinois Finance Authority(d)(e) Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37	6.000%	1,000,000	326,670
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2 06/15/50	5.000%	5,000,000	4,758,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B 03/01/35	6.000%	2,922,000	2,819,759
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	5,443,350
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006 08/15/26	5.125%	1,245,000	1,227,346
State of Illinois Unlimited General Obligation Refunding Bonds Series 2012 08/01/23	5.000%	2,500,000	2,633,450
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007 01/01/18	5.625%	3,390,000	3,034,999
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008 01/01/28	7.000%	5,240,000	5,225,171
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004 03/01/34	6.250%	713,000	718,640
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1 03/01/36	6.000%	3,699,000	3,461,968
Total			60,156,861
Indiana 0.5%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006 07/15/23	5.000%	700,000	714,987
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005 11/15/35	5.250%	2,750,000	2,753,493
Total			3,468,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.3%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003(g) 01/01/29	8.000%	187,000	192,808
Iowa Finance Authority Revenue Bonds Series 2013 Iowa Fertilizer Co. Project 12/01/22	5.500%	5,000,000	4,705,350
Iowa Finance Authority(d)(e) Revenue Bonds Deerfield Retirement Community, Inc. Series 2007A 11/15/15	5.000%	1,801,240	1,062,191
11/15/27	5.500%	1,135,000	669,310
11/15/37	5.500%	750,000	442,275
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(a) 12/01/30	5.850%	2,060,000	2,098,172
Total			9,170,106
Kansas 2.2%
City of Lenexa Revenue Bonds Lakeview Village, Inc. Project Series 2009 05/15/29	7.125%	500,000	520,150
05/15/39	7.250%	1,500,000	1,549,230
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/29	5.000%	2,680,000	2,412,322
City of Overland Park KS Revenue Bonds Prairiefire-Lionsgate Project Series 2012 12/15/32	6.000%	6,000,000	5,299,260
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006 10/01/28	4.875%	6,245,000	5,701,060
Total			15,482,022
Kentucky 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/38	6.000%	1,150,000	1,138,247

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Economic Development Finance Authority(g) Refunding Revenue Bonds 1st Mortgage-AHF/KY-IA, Inc. Project Series 2003 01/01/29	8.000%	610,000	628,947
Total			1,767,194
Louisiana 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	5,000,000	5,358,600
Louisiana Public Facilities Authority(a) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	6,000,000	5,478,300
Louisiana Public Facilities Authority(a)(h) Revenue Bonds Series 2013B 07/01/39	10.500%	5,000,000	5,002,000
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	5,000,000	5,502,550
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(g) 12/01/40	4.000%	1,400,000	1,384,390
Total			22,725,840
Maryland 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008 06/01/43	5.875%	2,590,000	2,634,988
Massachusetts 3.3%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,000,000	798,090
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	4,200,000	4,546,416

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linden Ponds, Inc. Facility Series 2011A-1 11/15/31	6.250%	2,112,442	1,778,190
11/15/39	6.250%	634,649	507,833
11/15/46	6.250%	2,502,917	1,948,546
Series 2011A-2 11/15/46	5.500%	279,667	193,969
Massachusetts Development Finance Agency(d) Revenue Bonds Health Care Facility-Alliance Series 1999A 07/01/32	7.100%	1,935,000	1,892,914
Massachusetts Development Finance Agency(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	1,391,019	7,080
Massachusetts Educational Financing Authority(a) Revenue Bonds Series 2008H (AGM) AMT 01/01/30	6.350%	2,440,000	2,569,540
Series 2012J AMT 07/01/21	5.000%	3,000,000	3,220,080
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston Medical Center Project Series 2008 07/01/38	5.250%	5,000,000	5,001,750
Milford Regional Medical Series 2007E 07/15/32	5.000%	1,250,000	1,183,212
Total			23,647,620
Michigan 4.5%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/33	6.000%	5,750,000	5,333,010
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/23	5.000%	3,025,000	2,870,059
07/01/39	5.250%	1,375,000	1,256,640
City of Detroit Water Supply System Refunding Revenue Bonds Senior Lien Series 2011C 07/01/41	5.000%	1,025,000	900,022
Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,445,000	1,317,724

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A 11/01/39	6.750%	4,725,000	4,991,490
Michigan Finance Authority Revenue Bonds School District Series 2012 06/01/20	5.000%	1,400,000	1,522,864
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A 11/15/46	5.250%	3,000,000	2,854,800
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT(a)(d) 11/01/25	6.550%	1,500,000	1,286,310
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A 06/01/34	6.000%	1,000,000	793,300
06/01/48	6.000%	11,000,000	8,302,250
Summit Academy North Refunding Revenue Bonds Series 2005 11/01/35	5.500%	750,000	600,653
Total			32,029,122
Minnesota 2.1%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A 11/01/46	7.000%	4,070,000	3,836,464
City of Columbia Heights Refunding Revenue Bonds Crest View Corp. Projects Series 2007A 07/01/27	5.550%	1,000,000	816,990
07/01/42	5.700%	2,000,000	1,435,920
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007 10/01/27	5.200%	2,375,000	2,165,335
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A 08/01/40	5.700%	1,600,000	1,470,816

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(a) 12/01/38	5.000%	17,738	17,637
St. Paul Housing & Redevelopment Authority Revenue Bonds Healtheast Project Series 2005 11/15/30	6.000%	3,000,000	3,054,750
11/15/35	6.000%	2,000,000	2,029,420
Total			14,827,332
Mississippi 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	1,995,000	2,210,719
County of Lowndes(g) Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992B 04/01/22	6.700%	230,000	252,513
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	240,000	239,966
Total			2,703,198
Missouri 3.8%
City of Kansas City Tax Allocation Bonds Kansas City-Maincor Project Series 2007A Escrowed to Maturity 03/01/18	5.250%	900,000	995,499
Shoal Creek Parkway Project Series 2011 06/01/25	6.500%	3,100,000	3,114,849
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/39	6.875%	5,000,000	5,103,150
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004 05/01/20	5.250%	1,275,000	1,313,594
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009 09/01/34	6.750%	2,250,000	2,344,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/45	8.250%	4,500,000	4,958,460
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,528,825
St. Louis County Industrial Development Authority Refunding Revenue Bonds Ranken Jordan Project Series 2007 11/15/35	5.000%	1,300,000	1,094,964
Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	3,000,000	2,789,280
Total			27,242,761
Montana 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John's Lutheran Series 2006A 05/15/36	6.125%	1,000,000	970,620
Nebraska 0.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012 09/01/42	5.000%	5,000,000	4,786,550
Nevada 0.7%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b) 06/15/28	6.750%	5,000,000	4,945,150
New Hampshire —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(a)(g) 07/01/18	7.500%	155,000	178,955
New Jersey 2.5%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,250,000	87,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25	6.125%	2,750,000	192,088
01/01/37	6.250%	6,450,000	450,532
New Jersey Economic Development Authority Refunding Revenue Bonds Seabrook Village, Inc. Facility Series 2006 11/15/36	5.250%	2,250,000	2,001,352
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	4,000,000	3,854,360
Revenue Bonds UMM Energy Partners Series 2012A AMT 06/15/43	5.125%	2,000,000	1,792,040
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	3,000,000	3,025,080
New Jersey Higher Education Student Assistance Authority(a) Revenue Bonds Senior Series 2013-1B AMT 12/01/43	4.750%	5,000,000	4,432,000
Series 2013-1A AMT 12/01/21	5.000%	1,500,000	1,628,340
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C(f) 06/01/41	0.000%	7,500,000	297,225
Total			17,760,330
New York 2.8%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A 07/01/40	6.875%	3,500,000	3,484,880
Build NYC Resource Corp. Revenue Bonds Series 2013 International Leadership Charter School 07/01/43	6.000%	4,330,000	3,762,987
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(f) 06/01/60	0.000%	25,000,000	107,750

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority Revenue Bonds NYU Hospital Center Series 2007B 07/01/37	5.625%	2,000,000	2,049,740
Series 2011A 07/01/40	6.000%	1,000,000	1,068,800
Port Authority of New York & New Jersey Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT(a) 10/01/19	6.750%	120,000	114,702
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004 05/01/39	6.700%	470,000	492,273
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013 05/28/14	4.700%	3,500,000	3,519,075
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B(f) 11/15/32	0.000%	13,185,000	5,242,224
Total			19,842,431
North Carolina 1.0%
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(d) 02/01/38	5.650%	3,153,932	2,979,362
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity 01/01/18	6.500%	3,320,000	4,057,206
Total			7,036,568
North Dakota 0.4%
City of Fargo Revenue Bonds Sanford Series 2011 11/01/31	6.250%	2,500,000	2,801,125
Ohio 0.8%
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank) 05/15/25	5.125%	580,000	558,905

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/45	7.000%	5,000,000	5,179,400
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A 05/15/25	5.100%	375,000	345,409
Total			6,083,714
Oklahoma 0.7%
Oklahoma County Finance Authority Revenue Bonds Epworth Villa Project Series 2012A 04/01/42	5.125%	2,750,000	2,413,015
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012 01/01/32	6.000%	3,000,000	2,884,710
Total			5,297,725
Oregon 1.2%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009 05/01/39	6.375%	2,000,000	2,030,920
Oak Tree Foundation Project Series 2007 03/01/37	5.500%	2,900,000	2,698,566
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	1,700,000	1,511,198
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(c) 11/01/33	6.375%	2,410,000	2,600,968
Total			8,841,652
Pennsylvania 3.3%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,200,000	3,859,328

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Community Project Series 2008 02/01/36	7.000%	2,000,000	2,035,060
Whitemarsh Continuing Care Series 2005 02/01/28	6.125%	1,400,000	1,380,974
02/01/35	6.250%	1,350,000	1,306,814
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	3,375,000	3,342,701
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/30	5.800%	2,500,000	2,484,075
Shippensburg University Series 2011 10/01/43	6.250%	2,000,000	2,091,700
Pennsylvania Housing Finance Agency Revenue Bonds Subordinated Series 2013-115A AMT(a) 10/01/33	4.200%	5,000,000	4,476,800
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	295,000	353,156
Philadelphia Redevelopment Authority Revenue Bonds Transformation Initiative Series 2012 04/15/21	5.000%	2,000,000	2,249,820
Total			23,580,428
Puerto Rico 1.9%
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2010ZZ 07/01/25	5.250%	2,000,000	1,472,760
Revenue Bonds Series 2013A 07/01/36	6.750%	1,000,000	821,140
07/01/43	7.000%	6,570,000	5,484,308
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT(a)(c) 06/01/26	6.625%	5,820,000	5,156,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds First Subordinated Series 2009B(c) 08/01/44	6.500%	1,000,000	854,230
Total			13,789,365
South Carolina 1.8%
Laurens County School District No. 055 Revenue Bonds Series 2005 12/01/30	5.250%	1,300,000	1,334,554
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/28	5.500%	2,300,000	2,226,538
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	3,000,000	2,573,760
Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/38	6.000%	5,050,000	5,199,631
Series 2013 Lutheran Homes South Carolina Inc. Obligation Group 05/01/43	5.000%	750,000	606,563
05/01/48	5.125%	1,500,000	1,212,810
Total			13,153,856
South Dakota 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT(a) 04/01/29	6.000%	1,400,000	1,418,564
Tennessee 0.2%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/13 Revenue Bonds Germantown Village Series 2003A 12/01/34	7.250%	675,000	675,257
Prerefunded 12/01/16 Revenue Bonds Germantown Village Series 2006 12/01/34	6.250%	475,000	545,243
Total			1,220,500
Texas 8.7%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(g) 04/01/45	6.125%	5,000,000	5,274,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011 01/01/41	6.750%	5,000,000	5,184,450
City of Houston Airport System(a) Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT 07/15/38	6.625%	4,000,000	3,982,760
Subordinate Lien Series 2012A AMT 07/01/25	5.000%	5,000,000	5,315,500
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	1,000,000	1,002,200
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,267,680
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(a)(g) 04/01/28	8.000%	875,000	875,604
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A 11/01/36	5.750%	5,000,000	4,767,450
HFDC of Central Texas, Inc.(d)(e) Revenue Bonds Sears Tyler Methodist Series 2009A 11/15/44	7.750%	4,000,000	2,677,240
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A 02/15/34	7.125%	1,000,000	1,024,610
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/29	6.000%	1,000,000	1,055,150
08/15/39	6.250%	1,500,000	1,589,730
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	5,000,000	5,110,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A 08/15/39	6.500%	3,000,000	3,184,200
Red River Health Facilities Development Corp. Revenue Bonds Series 2013 Sears Methodist Retirement System 11/15/49	6.150%	800,000	674,304
05/09/53	6.250%	52,000	44,061
Sears Methodist Retirement System Obligation Group 11/15/38	5.450%	1,300,000	1,031,134
11/15/46	6.050%	589,000	494,136
11/15/46	6.050%	101,000	84,733
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	5,000,000	4,964,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Village Series 2009 11/15/44	6.375%	4,250,000	4,369,382
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,237,200
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,192,312
Total			62,402,986
Virgin Islands 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A(c) 10/01/32	5.000%	3,785,000	3,654,834
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A(c) 07/01/21	4.000%	3,000,000	2,950,860
Total			6,605,694
Virginia 2.7%
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012(g) 07/15/40	0.000%	7,530,000	3,407,174

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/36	6.875%	2,500,000	2,753,325
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1 06/01/47	5.000%	17,000,000	10,908,220
Virginia Small Business Financing Authority Prerefunded 07/01/14 Revenue Bonds Hampton Roads Proton Series 2009B 07/01/19	8.000%	2,335,000	2,479,887
Total			19,548,606
Washington 1.7%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012-A 09/01/42	5.500%	2,150,000	1,981,332
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines Series 2012 AMT(a) 04/01/30	5.000%	2,500,000	2,199,025
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds Series 2013 No. 65 04/01/43	5.750%	2,500,000	2,292,350
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012 10/01/47	6.750%	6,000,000	5,432,400
Total			11,905,107
Wisconsin 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Medical College of Wisconsin Series 2008A 12/01/35	5.250%	5,000,000	5,114,650
St. John's Community, Inc. Series 2009A 09/15/39	7.625%	1,750,000	1,865,675
Total			6,980,325
Total Municipal Bonds (Cost: $688,520,409)			674,064,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Municipal Preferred Stocks 0.3%

	Shares	Value ($)
Delaware 0.3%
Centerline Equity Issuer Trust(a)(b)	1,000,000	1,159,870
Munimae TE Bond Subsidiary LLC(a)(b)(d)	1,000,000	944,970
Total		2,104,840
Total Municipal Preferred Stocks (Cost: $2,000,000)		2,104,840

Money Market Funds 5.1%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(i)	13,184,523	13,184,523
JPMorgan Municipal Money Market Fund, 0.010%(i)	23,424,823	23,424,823
Total Money Market Funds (Cost: $36,609,346)		36,609,346
Total Investments (Cost: $727,129,755)		712,778,266
Other Assets & Liabilities, Net		4,434,114
Net Assets		717,212,380

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $22,911,442 or 3.19% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2013, the value of these securities amounted to $43,206,735 or 6.02% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $22,892,365, representing 3.19% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 07/01/40 7.500%	03/07/00 - 05/21/07	1,496,938
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/11 13.000%	05/14/10	370,523
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/15 8.375%	10/04/04 - 05/14/10	510,005
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/19 8.750%	10/04/04 - 05/14/10	2,498,267
Cabazon Band Mission Indians Revenue Bonds Series 2010 10/01/20 8.375%	05/14/10	1,420,000
California Municipal Finance Authorit Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/32 7.500%	12/22/11	1,885,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/08	1,370,000
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT 06/01/28 6.250%	10/08/98	719,707
Durham Housing Authority Revenue Bonds Series 2005 AMT 02/01/38 5.650%	12/18/06	3,153,932
HFDC of Central Texas, Inc. Revenue Bonds Sears Tyler Methodist Series 2009A 11/15/44 7.750%	10/29/09	3,885,957
Illinois Finance Authority Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37 6.000%	02/14/07	972,870
Iowa Finance Authority Revenue Bonds Deerfield Retirement Community, Inc. Series 2007A 11/15/15 5.000%	11/06/09	1,734,920
Iowa Finance Authority Revenue Bonds Deerfield Retirement Community, Inc. Series 2007A 11/15/27 5.500%	04/19/07	1,146,037
Iowa Finance Authority Revenue Bonds Deerfield Retirement Community, Inc. Series 2007A 11/15/37 5.500%	05/20/09	455,784
Massachusetts Development Finance Agency Revenue Bonds Health Care Facility-Alliance Series 1999A 07/01/32 7.100%	09/02/99	1,924,851
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT 11/01/25 6.550%	11/24/98	1,500,000
Middle Village Community Development District Special Assessment Bonds Series 2004A 05/01/35 6.000%	01/21/04	1,903,686

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25 6.125%	10/01/09	508,750
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37 6.250%	03/18/05 - 10/01/09	4,614,875
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	06/28/06	1,228,125
Munimae TE Bond Subsidiary LLC 06/30/49 5.800%	10/14/04	1,000,000
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/07	240,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	11/12/93	458,010
Westridge Community Development District Special Assessment Bonds Series 2005 05/01/37 5.800%	12/22/05	2,650,000

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $10,931,543, which represents 1.52% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  The rate shown is the seven-day current annualized yield at November 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

CHF  Collegiate Housing Foundation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	674,064,080	—	674,064,080
Total Bonds	—	674,064,080	—	674,064,080
Equity Securities
Municipal Preferred Stocks	—	2,104,840	—	2,104,840
Total Equity Securities	—	2,104,840	—	2,104,840
Mutual Funds
Money Market Funds	36,609,346	—	—	36,609,346
Total Mutual Funds	36,609,346	—	—	36,609,346
Total	36,609,346	676,168,920	—	712,778,266

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $727,129,755)	$712,778,266
Receivable for:
Investments sold	613,389
Capital shares sold	1,007,933
Interest	12,434,521
Expense reimbursement due from Investment Manager	4,087
Prepaid expenses	7,553
Trustees' deferred compensation plan	69,390
Other assets	23,905
Total assets	726,939,044
Liabilities
Disbursements in excess of cash	7,642
Payable for:
Investments purchased on a delayed delivery basis	5,000,000
Capital shares purchased	1,663,310
Dividend distributions to shareholders	2,793,604
Investment management fees	18,481
Distribution and/or service fees	1,472
Transfer agent fees	129,800
Administration fees	2,693
Chief compliance officer expenses	202
Other expenses	40,070
Trustees' deferred compensation plan	69,390
Total liabilities	9,726,664
Net assets applicable to outstanding capital stock	$717,212,380
Represented by
Paid-in capital	$808,474,147
Undistributed net investment income	5,029,644
Accumulated net realized loss	(81,939,922)
Unrealized appreciation (depreciation) on:
Investments	(14,351,489)
Total — representing net assets applicable to outstanding capital stock	$717,212,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$82,407,991
Shares outstanding	8,285,613
Net asset value per share	$9.95
Maximum offering price per share(a)	$10.45
Class B
Net assets	$922,740
Shares outstanding	92,779
Net asset value per share	$9.95
Class C
Net assets	$11,797,689
Shares outstanding	1,186,327
Net asset value per share	$9.94
Class R4
Net assets	$311,199
Shares outstanding	31,263
Net asset value per share	$9.95
Class R5
Net assets	$1,877,163
Shares outstanding	188,950
Net asset value per share	$9.93
Class Z
Net assets	$619,895,598
Shares outstanding	62,323,026
Net asset value per share	$9.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$169
Interest	22,704,834
Total income	22,705,003
Expenses:
Investment management fees	1,876,791
Distribution and/or service fees
Class A	77,719
Class B	4,752
Class C	59,804
Transfer agent fees
Class A	72,488
Class B	934
Class C	11,745
Class R4	39
Class R5	305
Class Z	658,701
Administration fees	272,022
Compensation of board members	20,547
Custodian fees	5,163
Printing and postage fees	16,805
Registration fees	45,504
Professional fees	26,681
Chief compliance officer expenses	273
Other	12,573
Total expenses	3,162,846
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(312,968)
Fees waived by Distributor — Class C	(9,443)
Expense reductions	(860)
Total net expenses	2,839,575
Net investment income	19,865,428
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,560,480
Net realized gain	2,560,480
Net change in unrealized appreciation (depreciation) on:
Investments	(70,538,177)
Net change in unrealized appreciation (depreciation)	(70,538,177)
Net realized and unrealized loss	(67,977,697)
Net decrease in net assets from operations	$(48,112,269)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)(b)
Operations
Net investment income	$19,865,428	$42,763,112
Net realized gain (loss)	2,560,480	(8,077,988)
Net change in unrealized appreciation (depreciation)	(70,538,177)	28,156,737
Net increase (decrease) in net assets resulting from operations	(48,112,269)	62,841,861
Distributions to shareholders
Net investment income
Class A	(1,875,995)	(3,866,763)
Class B	(20,393)	(57,965)
Class C	(266,132)	(482,603)
Class R4	(1,095)	(22)
Class R5	(31,612)	(2,139)
Class Z	(17,751,674)	(37,468,261)
Total distributions to shareholders	(19,946,901)	(41,877,753)
Increase (decrease) in net assets from capital stock activity	(171,895,785)	(2,043,493)
Total increase (decrease) in net assets	(239,954,955)	18,920,615
Net assets at beginning of period	957,167,335	938,246,720
Net assets at end of period	$717,212,380	$957,167,335
Undistributed net investment income	$5,029,644	$5,111,117

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to May 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	1,922,333	19,253,511	4,409,463	47,154,347
Distributions reinvested	156,994	1,566,202	293,226	3,145,455
Redemptions	(2,320,220)	(23,329,161)	(5,083,754)	(54,363,465)
Net decrease	(240,893)	(2,509,448)	(381,065)	(4,063,663)
Class B shares
Subscriptions	163	1,626	49,824	534,204
Distributions reinvested	1,005	10,025	2,702	28,972
Redemptions(c)	(21,923)	(219,497)	(143,124)	(1,535,572)
Net decrease	(20,755)	(207,846)	(90,598)	(972,396)
Class C shares
Subscriptions	166,143	1,661,845	417,007	4,468,619
Distributions reinvested	20,450	204,043	30,724	329,681
Redemptions	(369,876)	(3,699,234)	(272,023)	(2,913,697)
Net increase (decrease)	(183,283)	(1,833,346)	175,708	1,884,603
Class R4 shares
Subscriptions	31,030	310,112	232	2,500
Distributions reinvested	104	1,037	1	9
Redemptions	(104)	(1,037)	—	—
Net increase	31,030	310,112	233	2,509
Class R5 shares
Subscriptions	185,925	1,905,985	47,345	512,734
Distributions reinvested	3,148	31,273	195	2,088
Redemptions	(47,663)	(504,036)	—	—
Net increase	141,410	1,433,222	47,540	514,822
Class Z shares
Subscriptions	3,332,665	33,457,906	21,122,398	226,557,842
Distributions reinvested	237,188	2,366,158	531,718	5,704,086
Redemptions	(20,450,658)	(204,912,543)	(21,564,469)	(231,671,296)
Net increase (decrease)	(16,880,805)	(169,088,479)	89,647	590,632
Total net decrease	(17,153,296)	(171,895,785)	(158,535)	(2,043,493)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to May 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.72		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Income from investment operations:
Net investment income	0.24		0.45		0.45		0.53		0.52		0.53		0.52
Net realized and unrealized gain (loss)	(0.77)		0.22		0.88		(0.19)		0.97		(1.53)		(1.01)
Total from investment operations	(0.53)		0.67		1.33		0.34		1.49		(1.00)		(0.49)
Less distributions to shareholders:
Net investment income	(0.24)		(0.44)		(0.44)		(0.51)		(0.51)		(0.53)		(0.52)
Total distributions to shareholders	(0.24)		(0.44)		(0.44)		(0.51)		(0.51)		(0.53)		(0.52)
Net asset value, end of period	$9.95		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Total return	(4.91%)		6.44%		14.19%		3.63%		17.25%		(9.60%)		(4.39%)
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.96%		0.96	%(c)	0.91%		0.85%		0.90%		0.95	%(d)
Total net expenses(e)	0.88	%(c)(f)	0.85	%(f)	0.80	%(c)(f)	0.85	%(f)	0.85	%(f)	0.90	%(f)	0.95	%(d)(f)
Net investment income	4.79	%(c)	4.17%		4.92	%(c)	5.46%		5.44%		5.90%		4.84%
Supplemental data
Net assets, end of period (in thousands)	$82,408		$91,422		$93,456		$63,669		$80,691		$59,189		$74,593
Portfolio turnover	5%		9%		9%		23%		18%		26%		32%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended June 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.72		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Income from investment operations:
Net investment income	0.20		0.37		0.39		0.46		0.45		0.46		0.44
Net realized and unrealized gain (loss)	(0.77)		0.22		0.87		(0.19)		0.97		(1.53)		(1.01)
Total from investment operations	(0.57)		0.59		1.26		0.27		1.42		(1.07)		(0.57)
Less distributions to shareholders:
Net investment income	(0.20)		(0.36)		(0.37)		(0.44)		(0.44)		(0.46)		(0.44)
Total distributions to shareholders	(0.20)		(0.36)		(0.37)		(0.44)		(0.44)		(0.46)		(0.44)
Net asset value, end of period	$9.95		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Total return	(5.27%)		5.65%		13.41%		2.85%		16.39%		(10.27%)		(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%		1.72	%(c)	1.65%		1.60%		1.65%		1.70	%(d)
Total net expenses(e)	1.63	%(c)(f)	1.60	%(f)	1.55	%(c)(f)	1.60	%(f)	1.60	%(f)	1.65	%(f)	1.70	%(d)(f)
Net investment income	4.06	%(c)	3.41%		4.24	%(c)	4.69%		4.72%		5.13%		4.09%
Supplemental data
Net assets, end of period (in thousands)	$923		$1,217		$2,142		$3,052		$5,995		$8,392		$11,945
Portfolio turnover	5%		9%		9%		23%		18%		26%		32%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended June 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.72		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Income from investment operations:
Net investment income	0.21		0.38		0.40		0.48		0.46		0.48		0.46
Net realized and unrealized gain (loss)	(0.78)		0.22		0.88		(0.20)		0.97		(1.54)		(1.01)
Total from investment operations	(0.57)		0.60		1.28		0.28		1.43		(1.06)		(0.55)
Less distributions to shareholders:
Net investment income	(0.21)		(0.37)		(0.39)		(0.45)		(0.45)		(0.47)		(0.46)
Total distributions to shareholders	(0.21)		(0.37)		(0.39)		(0.45)		(0.45)		(0.47)		(0.46)
Net asset value, end of period	$9.94		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Total return	(5.29%)		5.81%		13.56%		3.01%		16.55%		(10.14%)		(4.96%)
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.71%		1.71	%(c)	1.66%		1.60%		1.65%		1.70	%(d)
Total net expenses(e)	1.48	%(c)(f)	1.45	%(f)	1.40	%(c)(f)	1.45	%(f)	1.45	%(f)	1.50	%(f)	1.55	%(d)(f)
Net investment income	4.21	%(c)	3.57%		4.30	%(c)	4.88%		4.85%		5.29%		4.24%
Supplemental data
Net assets, end of period (in thousands)	$11,798		$14,684		$12,525		$8,509		$9,288		$8,341		$11,090
Portfolio turnover	5%		9%		9%		23%		18%		26%		32%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended June 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.73		$10.77
Income from investment operations:
Net investment income	0.20		0.10
Net realized and unrealized loss	(0.73)		(0.05	)(b)
Total from investment operations	(0.53)		0.05
Less distributions to shareholders:
Net investment income	(0.25)		(0.09)
Total distributions to shareholders	(0.25)		(0.09)
Net asset value, end of period	$9.95		$10.73
Total return	(4.92%)		0.50%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.71	%(d)
Total net expenses(e)	0.65	%(d)(f)	0.68	%(d)
Net investment income	4.25	%(d)	4.54	%(d)
Supplemental data
Net assets, end of period (in thousands)	$311		$3
Portfolio turnover	5%		9%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to May 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.71		$10.75
Income from investment operations:
Net investment income	0.25		0.28
Net realized and unrealized loss	(0.77)		(0.06	)(b)
Total from investment operations	(0.52)		0.22
Less distributions to shareholders:
Net investment income	(0.26)		(0.26)
Total distributions to shareholders	(0.26)		(0.26)
Net asset value, end of period	$9.93		$10.71
Total return	(4.88%)		2.05%
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.61	%(d)
Total net expenses(e)	0.59	%(d)	0.61	%(d)
Net investment income	5.12	%(d)	4.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,877		$509
Portfolio turnover	5%		9%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.72		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Income from investment operations:
Net investment income	0.25		0.47		0.47		0.55		0.54		0.55		0.54
Net realized and unrealized gain (loss)	(0.77)		0.22		0.88		(0.19)		0.97		(1.54)		(1.01)
Total from investment operations	(0.52)		0.69		1.35		0.36		1.51		(0.99)		(0.47)
Less distributions to shareholders:
Net investment income	(0.25)		(0.46)		(0.46)		(0.53)		(0.53)		(0.54)		(0.54)
Total distributions to shareholders	(0.25)		(0.46)		(0.46)		(0.53)		(0.53)		(0.54)		(0.54)
Net asset value, end of period	$9.95		$10.72		$10.49		$9.60		$9.77		$8.79		$10.32
Total return	(4.81%)		6.65%		14.39%		3.82%		17.48%		(9.42%)		(4.20%)
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.76%		0.76	%(c)	0.71%		0.65%		0.70%		0.75	%(d)
Total net expenses(e)	0.68	%(c)(f)	0.65	%(f)	0.60	%(c)(f)	0.65	%(f)	0.65	%(f)	0.70	%(f)	0.75	%(d)(f)
Net investment income	5.01	%(c)	4.37%		5.12	%(c)	5.68%		5.64%		6.07%		5.03%
Supplemental data
Net assets, end of period (in thousands)	$619,896		$849,332		$830,124		$641,387		$668,875		$498,734		$629,219
Portfolio turnover	5%		9%		9%		23%		18%		26%		32%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended June 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.47% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

Semiannual Report 2013

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.18
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $860.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $44,003 for Class A, $431 for Class B and $720 for Class C shares for the six months ended November 30, 2013.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	0.85%	0.89%
Class B	1.60	1.64
Class C	1.60	1.64
Class R4	0.65	0.69
Class R5	0.56	0.61
Class Z	0.65	0.69

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $727,130,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,843,000
Unrealized depreciation	(42,194,000)
Net unrealized depreciation	$(14,351,000)

The following capital loss carryforward, determined as of November 30, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$466,991
2015	1,471,699
2016	5,694,295
2017	17,741,445
2018	35,721,468
2019	4,244,605
Unlimited short-term	152,354
Unlimited long-term	18,854,141
Total	$84,346,998

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $35,948,672 and $251,762,646, respectively, for the six months ended November 30, 2013.

Note 6. Shareholder Concentration

At November 30, 2013, one unaffiliated shareholder account owned 72.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 8. Significant Risks

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia High Yield Municipal Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the seventy-ninth, forty-fourth and fifty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund supported and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the second and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013

Columbia High Yield Municipal Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013

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Semiannual Report 2013

Columbia High Yield Municipal Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR161_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Dividend Income Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Dividend Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	33
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Dividend Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Income Fund (the Fund) Class A shares returned 8.01% excluding sales charges for the six-month period that ended November 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 12.24% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		8.01	25.60	15.30	9.08
Including sales charges		1.80	18.41	13.95	8.44
Class B	11/25/02
Excluding sales charges		7.55	24.66	14.45	8.26
Including sales charges		2.55	19.66	14.21	8.26
Class C	11/25/02
Excluding sales charges		7.55	24.67	14.46	8.27
Including sales charges		6.55	23.67	14.46	8.27
Class I*	09/27/10	8.17	26.07	15.72	9.41
Class R*	03/28/08	7.88	25.28	15.04	8.82
Class R4*	11/08/12	8.09	25.95	15.60	9.35
Class R5*	11/08/12	8.24	26.17	15.64	9.37
Class T	03/04/98
Excluding sales charges		7.98	25.53	15.24	9.02
Including sales charges		1.78	18.35	13.90	8.38
Class W*	09/27/10	7.96	25.53	15.34	9.11
Class Y*	11/08/12	8.26	26.21	15.65	9.38
Class Z	03/04/98	8.14	25.96	15.61	9.36
Russell 1000 Index		12.24	30.96	18.33	8.00

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Dividend Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Pfizer, Inc.	3.0
Verizon Communications, Inc.	2.7
Johnson & Johnson	2.7
Microsoft Corp.	2.6
Philip Morris International, Inc.	2.5
Merck & Co., Inc.	2.3
Chevron Corp.	2.3
Home Depot, Inc. (The)	2.3
Exxon Mobil Corp.	2.2
JPMorgan Chase & Co.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	95.6
Consumer Discretionary	9.0
Consumer Staples	9.2
Energy	9.4
Financials	17.9
Health Care	14.5
Industrials	10.2
Information Technology	12.3
Materials	4.1
Telecommunication Services	4.6
Utilities	4.4
Exchange-Traded Funds	1.9
Money Market Funds	2.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard Dahlberg, CFA*

Scott Davis

David King, CFA

Michael Barclay, CFA

*Mr. Dahlberg announced that he will retire at the end of 2013. As of January 1, 2014, he no longer manages the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Dividend Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,080.10	1,019.85	5.29	5.14	1.02
Class B	1,000.00	1,000.00	1,075.50	1,016.11	9.16	8.90	1.77
Class C	1,000.00	1,000.00	1,075.50	1,016.11	9.16	8.90	1.77
Class I	1,000.00	1,000.00	1,081.70	1,021.99	3.06	2.97	0.59
Class R	1,000.00	1,000.00	1,078.80	1,018.60	6.58	6.39	1.27
Class R4	1,000.00	1,000.00	1,080.90	1,021.09	3.99	3.88	0.77
Class R5	1,000.00	1,000.00	1,082.40	1,021.79	3.27	3.18	0.63
Class T	1,000.00	1,000.00	1,079.80	1,019.60	5.55	5.39	1.07
Class W	1,000.00	1,000.00	1,079.60	1,019.95	5.18	5.04	1.00
Class Y	1,000.00	1,000.00	1,082.60	1,021.94	3.12	3.02	0.60
Class Z	1,000.00	1,000.00	1,081.40	1,021.09	4.00	3.88	0.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Dividend Income Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.4%

Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	1,320,000	128,528,400
Leisure Equipment & Products 0.7%
Mattel, Inc.	1,385,000	64,083,950
Media 2.2%
Comcast Corp., Class A	1,250,000	62,337,500
Time Warner, Inc.	2,070,000	136,019,700
Total		198,357,200
Multiline Retail 1.1%
Macy's, Inc.	1,850,000	98,531,000
Specialty Retail 3.0%
Home Depot, Inc. (The)	2,515,000	202,885,050
TJX Companies, Inc.	1,175,000	73,884,000
Total		276,769,050
Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	245,000	57,472,100
Total Consumer Discretionary		823,741,700
Consumer Staples 9.2%
Beverages 0.8%
Coca-Cola Co. (The)	1,875,000	75,356,250
Food & Staples Retailing 1.5%
CVS Caremark Corp.	750,000	50,220,000
Wal-Mart Stores, Inc.	1,055,000	85,465,550
Total		135,685,550
Food Products 0.7%
General Mills, Inc.	1,275,000	64,298,250
Household Products 2.6%
Kimberly-Clark Corp.	930,000	101,518,800
Procter & Gamble Co. (The)	1,580,000	133,067,600
Total		234,586,400
Tobacco 3.6%
Altria Group, Inc.	2,860,000	105,762,800
Philip Morris International, Inc.	2,650,000	226,681,000
Total		332,443,800
Total Consumer Staples		842,370,250

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.3%
Energy Equipment & Services 1.4%
Ensco PLC, Class A	770,000	45,491,600
Schlumberger Ltd.	1,000,000	88,420,000
Total		133,911,600
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	1,670,000	204,474,800
ConocoPhillips	1,575,000	114,660,000
Exxon Mobil Corp.	2,120,000	198,177,600
Occidental Petroleum Corp.	490,000	46,530,400
Phillips 66	1,040,000	72,394,400
Royal Dutch Shell PLC, ADR	1,270,000	84,709,000
Total		720,946,200
Total Energy		854,857,800
Financials 17.8%
Capital Markets 2.7%
BlackRock, Inc.	437,600	132,483,400
Northern Trust Corp.	1,029,325	60,719,882
T. Rowe Price Group, Inc.	700,000	56,322,000
Total		249,525,282
Commercial Banks 5.0%
Fifth Third Bancorp	2,850,000	57,912,000
PNC Financial Services Group, Inc. (The)	1,050,000	80,797,500
U.S. Bancorp	3,258,475	127,797,389
Wells Fargo & Co.	4,250,000	187,085,000
Total		453,591,889
Consumer Finance 1.3%
American Express Co.	1,385,000	118,833,000
Diversified Financial Services 3.0%
CME Group, Inc.	980,000	80,311,000
JPMorgan Chase & Co.	3,450,000	197,409,000
Total		277,720,000
Insurance 3.9%
ACE Ltd.	775,000	79,654,500
Chubb Corp. (The)	700,000	67,515,000
Marsh & McLennan Companies, Inc.	2,250,000	106,762,500
MetLife, Inc.	1,000,000	52,190,000
Unum Group	1,550,000	52,033,500
Total		358,155,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 1.5%
AvalonBay Communities, Inc.	312,000	36,990,720
Public Storage	355,000	54,208,500
Simon Property Group, Inc.	298,000	44,655,300
Total		135,854,520
Thrifts & Mortgage Finance 0.4%
People's United Financial, Inc.	2,681,975	40,605,102
Total Financials		1,634,285,293
Health Care 14.5%
Biotechnology 1.9%
Amgen, Inc.	1,540,000	175,683,200
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	2,575,000	98,339,250
Pharmaceuticals 11.5%
AbbVie, Inc.	3,600,000	174,420,000
Bristol-Myers Squibb Co.	3,390,000	174,178,200
Johnson & Johnson	2,495,000	236,176,700
Merck & Co., Inc.	4,170,000	207,791,100
Pfizer, Inc.	8,325,000	264,152,250
Total		1,056,718,250
Total Health Care		1,330,740,700
Industrials 10.2%
Aerospace & Defense 5.5%
Boeing Co. (The)	1,275,000	171,168,750
Honeywell International, Inc.	1,605,000	142,058,550
Raytheon Co.	1,575,000	139,671,000
United Technologies Corp.	475,000	52,658,500
Total		505,556,800
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	975,000	99,820,500
Commercial Services & Supplies 0.7%
Waste Management, Inc.	1,336,950	61,071,876
Electrical Equipment 0.6%
Emerson Electric Co.	775,000	51,917,250
Machinery 2.3%
Dover Corp.	1,100,000	99,814,000
Illinois Tool Works, Inc.	565,000	44,962,700

Common Stocks (continued)

Issuer	Shares	Value ($)
Parker Hannifin Corp.	592,650	69,837,876
Total		214,614,576
Total Industrials		932,981,002
Information Technology 12.3%
Communications Equipment 1.3%
Cisco Systems, Inc.	5,350,000	113,687,500
Computers & Peripherals 0.9%
EMC Corp.	3,575,000	85,263,750
IT Services 4.3%
Accenture PLC, Class A	1,770,000	137,121,900
Automatic Data Processing, Inc.	1,220,000	97,624,400
International Business Machines Corp.	900,000	161,712,000
Total		396,458,300
Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	5,650,000	134,696,000
KLA-Tencor Corp.	1,425,000	91,014,750
Texas Instruments, Inc.	1,750,000	75,250,000
Total		300,960,750
Software 2.5%
Microsoft Corp.	6,000,000	228,780,000
Total Information Technology		1,125,150,300
Materials 4.1%
Chemicals 3.6%
EI du Pont de Nemours & Co.	1,620,000	99,435,600
LyondellBasell Industries NV, Class A	745,000	57,499,100
RPM International, Inc.	1,200,000	47,520,000
Sherwin-Williams Co. (The)	685,000	125,375,550
Total		329,830,250
Containers & Packaging 0.5%
Sonoco Products Co.	1,125,000	45,067,500
Total Materials		374,897,750
Telecommunication Services 4.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	2,482,000	87,391,220
Verizon Communications, Inc.	4,815,000	238,920,300
Total		326,311,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	2,425,000	89,943,250
Total Telecommunication Services		416,254,770
Utilities 4.4%
Electric Utilities 2.5%
American Electric Power Co., Inc.	1,225,000	57,648,500
Duke Energy Corp.	572,975	40,085,331
NextEra Energy, Inc.	518,000	43,817,620
Northeast Utilities	1,035,000	42,517,800
Westar Energy, Inc.	1,249,000	39,168,640
Total		223,237,891
Multi-Utilities 1.9%
CMS Energy Corp.	1,577,000	41,853,580
Dominion Resources, Inc.	697,000	45,242,270
Sempra Energy	527,000	46,607,880
Wisconsin Energy Corp.	1,025,000	42,814,250
Total		176,517,980
Total Utilities		399,755,871
Total Common Stocks (Cost: $6,237,916,022)		8,735,035,436

Exchange-Traded Funds 1.9%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	935,000	169,235,000

Total Exchange-Traded Funds (Cost: $134,784,809)	169,235,000

Money Market Funds 2.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(a)(b)	232,810,862	232,810,862
Total Money Market Funds (Cost: $232,810,862)		232,810,862
Total Investments (Cost: $6,605,511,693)		9,137,081,298
Other Assets & Liabilities, Net		22,236,786
Net Assets		9,159,318,084

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	256,826,440	685,682,959	(709,698,537)	232,810,862	161,904	232,810,862

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	823,741,700	—	—	823,741,700
Consumer Staples	842,370,250	—	—	842,370,250
Energy	854,857,800	—	—	854,857,800
Financials	1,634,285,293	—	—	1,634,285,293
Health Care	1,330,740,700	—	—	1,330,740,700
Industrials	932,981,002	—	—	932,981,002
Information Technology	1,125,150,300	—	—	1,125,150,300
Materials	374,897,750	—	—	374,897,750
Telecommunication Services	416,254,770	—	—	416,254,770
Utilities	399,755,871	—	—	399,755,871
Exchange-Traded Funds	169,235,000	—	—	169,235,000
Total Equity Securities	8,904,270,436	—	—	8,904,270,436
Mutual Funds
Money Market Funds	232,810,862	—	—	232,810,862
Total Mutual Funds	232,810,862	—	—	232,810,862
Total	9,137,081,298	—	—	9,137,081,298

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Dividend Income Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $6,372,700,831)	$8,904,270,436
Affiliated issuers (identified cost $232,810,862)	232,810,862
Total investments (identified cost $6,605,511,693)	9,137,081,298
Receivable for:
Capital shares sold	6,467,665
Dividends	27,673,360
Prepaid expenses	71,799
Trustees' deferred compensation plan	161,474
Other assets	174,569
Total assets	9,171,630,165
Liabilities
Payable for:
Capital shares purchased	10,078,890
Investment management fees	262,481
Distribution and/or service fees	72,747
Transfer agent fees	1,539,469
Administration fees	22,173
Chief compliance officer expenses	1,187
Other expenses	173,660
Trustees' deferred compensation plan	161,474
Total liabilities	12,312,081
Net assets applicable to outstanding capital stock	$9,159,318,084
Represented by
Paid-in capital	$6,482,271,371
Undistributed net investment income	31,399,393
Accumulated net realized gain	114,077,715
Unrealized appreciation (depreciation) on:
Investments	2,531,569,605
Total — representing net assets applicable to outstanding capital stock	$9,159,318,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Dividend Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$2,756,174,192
Shares outstanding	151,030,471
Net asset value per share	$18.25
Maximum offering price per share(a)	$19.36
Class B
Net assets	$14,598,397
Shares outstanding	820,075
Net asset value per share	$17.80
Class C
Net assets	$554,780,759
Shares outstanding	31,183,029
Net asset value per share	$17.79
Class I
Net assets	$318,066,870
Shares outstanding	17,395,247
Net asset value per share	$18.28
Class R
Net assets	$81,671,877
Shares outstanding	4,474,779
Net asset value per share	$18.25
Class R4
Net assets	$83,466,875
Shares outstanding	4,515,941
Net asset value per share	$18.48
Class R5
Net assets	$115,553,258
Shares outstanding	6,253,588
Net asset value per share	$18.48
Class T
Net assets	$85,303,877
Shares outstanding	4,674,216
Net asset value per share	$18.25
Maximum offering price per share(a)	$19.36
Class W
Net assets	$327,913
Shares outstanding	17,973
Net asset value per share	$18.24
Class Y
Net assets	$66,145,996
Shares outstanding	3,577,792
Net asset value per share	$18.49
Class Z
Net assets	$5,083,228,070
Shares outstanding	278,303,344
Net asset value per share	$18.27

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Dividend Income Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$121,731,637
Dividends — affiliated issuers	161,904
Foreign taxes withheld	(421,558)
Total income	121,471,983
Expenses:
Investment management fees	22,726,574
Distribution and/or service fees
Class A	3,275,980
Class B	72,411
Class C	2,509,034
Class R	191,373
Class T	125,189
Class W	8,441
Transfer agent fees
Class A	2,400,269
Class B	13,256
Class C	459,729
Class R	70,106
Class R4	50,170
Class R5	22,938
Class T	76,392
Class W	6,071
Class Z	4,479,533
Administration fees	1,923,156
Compensation of board members	99,093
Custodian fees	28,634
Printing and postage fees	216,654
Registration fees	179,407
Professional fees	133,510
Chief compliance officer expenses	2,472
Other	85,769
Total expenses	39,156,161
Expense reductions	(7,399)
Total net expenses	39,148,762
Net investment income	82,323,221
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	110,024,551
Net realized gain	110,024,551
Net change in unrealized appreciation (depreciation) on:
Investments	494,591,291
Net change in unrealized appreciation (depreciation)	494,591,291
Net realized and unrealized gain	604,615,842
Net increase in net assets resulting from operations	$686,939,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Dividend Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment income	$82,323,221	$166,264,861
Net realized gain	110,024,551	69,905,495
Net change in unrealized appreciation (depreciation)	494,591,291	1,378,068,459
Net increase in net assets resulting from operations	686,939,063	1,614,238,815
Distributions to shareholders
Net investment income
Class A	(23,136,932)	(45,439,482)
Class B	(77,065)	(231,152)
Class C	(2,602,314)	(5,327,096)
Class I	(3,825,964)	(7,854,718)
Class R	(577,679)	(962,094)
Class R4	(488,523)	(4,354)
Class R5	(985,417)	(195,539)
Class T	(721,188)	(1,758,903)
Class W	(57,914)	(1,042,733)
Class Y	(130,956)	(36)
Class Z	(49,249,934)	(100,753,258)
Total distributions to shareholders	(81,853,886)	(163,569,365)
Increase (decrease) in net assets from capital stock activity	123,486,967	1,131,235,200
Total increase in net assets	728,572,144	2,581,904,650
Net assets at beginning of period	8,430,745,940	5,848,841,290
Net assets at end of period	$9,159,318,084	$8,430,745,940
Undistributed net investment income	$31,399,393	$30,930,058

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	23,428,947	406,078,782	55,134,578	848,069,779
Distributions reinvested	1,270,600	21,425,024	2,786,791	42,003,889
Redemptions	(21,360,977)	(372,536,886)	(34,094,313)	(526,484,838)
Net increase	3,338,570	54,966,920	23,827,056	363,588,830
Class B shares
Subscriptions	67,136	1,134,096	155,626	2,307,875
Distributions reinvested	3,661	60,237	12,336	180,553
Redemptions(b)	(154,474)	(2,618,831)	(371,808)	(5,525,464)
Net decrease	(83,677)	(1,424,498)	(203,846)	(3,037,036)
Class C shares
Subscriptions	5,285,139	89,296,588	10,095,798	151,475,120
Distributions reinvested	125,639	2,068,327	286,010	4,207,040
Redemptions	(1,894,696)	(32,041,135)	(3,206,220)	(48,033,266)
Net increase	3,516,082	59,323,780	7,175,588	107,648,894
Class I shares
Subscriptions	6,019,529	102,963,417	7,977,018	121,334,158
Distributions reinvested	226,694	3,825,925	520,345	7,854,636
Redemptions	(7,610,442)	(131,894,231)	(9,164,265)	(145,535,773)
Net decrease	(1,364,219)	(25,104,889)	(666,902)	(16,346,979)
Class R shares
Subscriptions	834,313	14,452,677	2,893,563	44,275,976
Distributions reinvested	28,674	483,828	49,849	756,171
Redemptions	(667,581)	(11,647,345)	(968,736)	(14,935,561)
Net increase	195,406	3,289,160	1,974,676	30,096,586
Class R4 shares
Subscriptions	2,595,283	45,994,223	2,232,048	37,798,375
Distributions reinvested	28,525	488,494	264	4,324
Redemptions	(271,513)	(4,780,142)	(68,666)	(1,166,135)
Net increase	2,352,295	41,702,575	2,163,646	36,636,564
Class R5 shares
Subscriptions	2,829,417	49,115,209	3,881,879	64,071,911
Distributions reinvested	53,837	920,856	11,861	194,042
Redemptions	(394,018)	(6,901,751)	(129,388)	(2,244,114)
Net increase	2,489,236	43,134,314	3,764,352	62,021,839

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	17,775	305,434	67,273	1,012,626
Distributions reinvested	35,314	595,425	96,746	1,453,424
Redemptions	(324,910)	(5,639,575)	(757,086)	(11,608,520)
Net decrease	(271,821)	(4,738,716)	(593,067)	(9,142,470)
Class W shares
Subscriptions	113,454	1,958,902	1,292,912	19,320,811
Distributions reinvested	3,466	57,883	70,316	1,042,663
Redemptions	(648,658)	(11,376,084)	(4,226,000)	(65,642,521)
Net decrease	(531,738)	(9,359,299)	(2,862,772)	(45,279,047)
Class Y shares
Subscriptions	3,675,718	65,516,800	76,146	1,255,551
Distributions reinvested	7,527	130,924	— (c)	3
Redemptions	(174,372)	(3,118,484)	(7,227)	(120,046)
Net increase	3,508,873	62,529,240	68,919	1,135,508
Class Z shares
Subscriptions	26,578,272	458,835,377	102,903,567	1,567,502,490
Distributions reinvested	1,506,399	25,408,533	3,458,110	52,224,138
Redemptions	(33,759,527)	(585,075,530)	(65,428,661)	(1,015,814,117)
Net increase (decrease)	(5,674,856)	(100,831,620)	40,933,016	603,912,511
Total net increase	7,474,151	123,486,967	75,580,666	1,131,235,200

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

(c) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Dividend Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.05		$13.96		$12.16		$12.12		$11.18		$12.01		$15.35
Income from investment operations:
Net investment income	0.15		0.34		0.25		0.29		0.28		0.29		0.31
Net realized and unrealized gain (loss)	1.20		3.09		1.73		0.03	(b)	0.94		(0.86)		(3.18)
Total from investment operations	1.35		3.43		1.98		0.32		1.22		(0.57)		(2.87)
Less distributions to shareholders:
Net investment income	(0.15)		(0.34)		(0.18)		(0.28)		(0.28)		(0.27)		(0.31)
Net realized gains	—		—		—		—		—		—		(0.16)
Total distributions to shareholders	(0.15)		(0.34)		(0.18)		(0.28)		(0.28)		(0.27)		(0.47)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$18.25		$17.05		$13.96		$12.16		$12.12		$11.18		$12.01
Total return	8.01%		24.91%		16.26%		2.56%		11.02%		(4.33%)		(19.06%)
Ratios to average net assets(c)
Total gross expenses	1.02	%(d)	1.04%		1.06	%(d)	1.09%		1.07%		1.11%		1.11%
Total net expenses(e)	1.02	%(d)(f)	1.03	%(f)	1.00	%(d)	1.03	%(f)	1.05	%(f)	1.05	%(f)	1.05	%(f)
Net investment income	1.78	%(d)	2.20%		2.71	%(d)	2.23%		2.41%		2.88%		2.24%
Supplemental data
Net assets, end of period (in thousands)	$2,756,174		$2,518,406		$1,729,495		$1,103,389		$728,219		$483,916		$278,122
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.64		$13.63		$11.89		$11.86		$10.94		$11.75		$15.03
Income from investment operations:
Net investment income	0.09		0.22		0.18		0.19		0.19		0.21		0.20
Net realized and unrealized gain (loss)	1.16		3.02		1.69		0.03	(b)	0.93		(0.82)		(3.11)
Total from investment operations	1.25		3.24		1.87		0.22		1.12		(0.61)		(2.91)
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)		(0.21)
Net realized gains	—		—		—		—		—		—		(0.16)
Total distributions to shareholders	(0.09)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$17.80		$16.64		$13.63		$11.89		$11.86		$10.94		$11.75
Total return	7.55%		23.99%		15.69%		1.74%		10.24%		(4.97%)		(19.71%)
Ratios to average net assets(d)
Total gross expenses	1.77	%(e)	1.79%		1.81	%(e)	1.85%		1.82%		1.86%		1.86%
Total net expenses(f)	1.77	%(e)(g)	1.77	%(g)	1.75	%(e)	1.79	%(g)	1.80	%(g)	1.80	%(g)	1.80	%(g)
Net investment income	1.03	%(e)	1.47%		1.96	%(e)	1.48%		1.67%		2.18%		1.48%
Supplemental data
Net assets, end of period (in thousands)	$14,598		$15,034		$15,095		$15,659		$21,126		$28,006		$31,307
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.63		$13.62		$11.88		$11.85		$10.93		$11.74		$15.02
Income from investment operations:
Net investment income	0.09		0.22		0.18		0.19		0.19		0.20		0.20
Net realized and unrealized gain (loss)	1.16		3.02		1.69		0.03	(b)	0.93		(0.82)		(3.11)
Total from investment operations	1.25		3.24		1.87		0.22		1.12		(0.62)		(2.91)
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)		(0.21)
Net realized gains	—		—		—		—		—		—		(0.16)
Total distributions to shareholders	(0.09)		(0.23)		(0.13)		(0.19)		(0.20)		(0.20)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$17.79		$16.63		$13.62		$11.88		$11.85		$10.93		$11.74
Total return	7.55%		24.00%		15.71%		1.74%		10.25%		(4.98%)		(19.72%)
Ratios to average net assets(c)
Total gross expenses	1.77	%(d)	1.79%		1.81	%(d)	1.84%		1.82%		1.86%		1.86%
Total net expenses(e)	1.77	%(d)(f)	1.78	%(f)	1.75	%(d)	1.78	%(f)	1.80	%(f)	1.80	%(f)	1.80	%(f)
Net investment income	1.04	%(d)	1.45%		1.96	%(d)	1.49%		1.66%		2.08%		1.48%
Supplemental data
Net assets, end of period (in thousands)	$554,781		$459,966		$279,093		$181,875		$94,091		$48,438		$12,635
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended September 30,
Class I	(Unaudited)		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$17.09		$13.99	$12.18		$12.13		$12.14
Income from investment operations:
Net investment income	0.19		0.41	0.28		0.35		0.01
Net realized and unrealized gain (loss)	1.19		3.09	1.73		0.03	(c)	(0.02)
Total from investment operations	1.38		3.50	2.01		0.38		(0.01)
Less distributions to shareholders:
Net investment income	(0.19)		(0.40)	(0.20)		(0.33)		—
Total distributions to shareholders	(0.19)		(0.40)	(0.20)		(0.33)		—
Net asset value, end of period	$18.28		$17.09	$13.99		$12.18		$12.13
Total return	8.17%		25.42%	16.53%		3.02%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	0.59	%(e)	0.60%	0.63	%(e)	0.67%		0.71	%(e)
Total net expenses(f)	0.59	%(e)	0.60%	0.63	%(e)	0.67	%(g)	0.71	%(e)(g)
Net investment income	2.21	%(e)	2.64%	3.08	%(e)	2.62%		8.17	%(e)
Supplemental data
Net assets, end of period (in thousands)	$318,067		$320,524	$271,694		$249,778		$2
Portfolio turnover	10%		24%	23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class R	(Unaudited)		2013		2012(a)		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$17.05		$13.96		$12.17		$12.13		$11.18		$12.01		$13.39
Income from investment operations:
Net investment income	0.13		0.30		0.23		0.26		0.27		0.28		0.14
Net realized and unrealized gain (loss)	1.20		3.09		1.72		0.03	(c)	0.93		(0.86)		(1.38)
Total from investment operations	1.33		3.39		1.95		0.29		1.20		(0.58)		(1.24)
Less distributions to shareholders:
Net investment income	(0.13)		(0.30)		(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Total distributions to shareholders	(0.13)		(0.30)		(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(d)	—
Net asset value, end of period	$18.25		$17.05		$13.96		$12.17		$12.13		$11.18		$12.01
Total return	7.88%		24.60%		16.03%		2.30%		10.84%		(4.57%)		(9.28%)
Ratios to average net assets(e)
Total gross expenses	1.27	%(f)	1.29%		1.31	%(f)	1.34%		1.32%		1.36%		1.36	%(f)
Total net expenses(g)	1.27	%(f)(h)	1.28	%(h)	1.25	%(f)	1.28	%(h)	1.30	%(h)	1.30	%(h)	1.30	%(f)(h)
Net investment income	1.53	%(f)	1.95%		2.46	%(f)	1.98%		2.27%		2.59%		2.10	%(f)
Supplemental data
Net assets, end of period (in thousands)	$81,672		$72,979		$32,183		$13,101		$8,577		$657		$11
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from March 28, 2008 (commencement of operations) to September 30, 2008.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Dividend Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$17.27		$14.65
Income from investment operations:
Net investment income	0.18		0.20
Net realized and unrealized gain	1.20		2.60
Total from investment operations	1.38		2.80
Less distributions to shareholders:
Net investment income	(0.17)		(0.18)
Total distributions to shareholders	(0.17)		(0.18)
Net asset value, end of period	$18.48		$17.27
Total return	8.09%		19.22%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.82	%(c)
Total net expenses(d)	0.77	%(c)(e)	0.82	%(c)
Net investment income	2.10	%(c)	2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$83,467		$37,359
Portfolio turnover	10%		24%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Dividend Income Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$17.26		$14.65
Income from investment operations:
Net investment income	0.19		0.22
Net realized and unrealized gain	1.22		2.58
Total from investment operations	1.41		2.80
Less distributions to shareholders:
Net investment income	(0.19)		(0.19)
Total distributions to shareholders	(0.19)		(0.19)
Net asset value, end of period	$18.48		$17.26
Total return	8.24%		19.27%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.65	%(c)
Total net expenses(d)	0.63	%(c)	0.65	%(c)
Net investment income	2.19	%(c)	2.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$115,553		$64,986
Portfolio turnover	10%		24%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class T	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.05		$13.96		$12.17		$12.13		$11.18		$12.01		$15.35
Income from investment operations:
Net investment income	0.15		0.33		0.24		0.29		0.28		0.29		0.30
Net realized and unrealized gain (loss)	1.20		3.09		1.72		0.03	(b)	0.95		(0.85)		(3.18)
Total from investment operations	1.35		3.42		1.96		0.32		1.23		(0.56)		(2.88)
Less distributions to shareholders:
Net investment income	(0.15)		(0.33)		(0.17)		(0.28)		(0.28)		(0.27)		(0.30)
Net realized gains	—		—		—		—		—		—		(0.16)
Total distributions to shareholders	(0.15)		(0.33)		(0.17)		(0.28)		(0.28)		(0.27)		(0.46)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$18.25		$17.05		$13.96		$12.17		$12.13		$11.18		$12.01
Total return	7.98%		24.85%		16.14%		2.51%		11.06%		(4.38%)		(19.10%)
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.09%		1.11	%(e)	1.15%		1.12%		1.16%		1.16%
Total net expenses(f)	1.07	%(e)(g)	1.08	%(g)	1.05	%(e)	1.09	%(g)	1.10	%(g)	1.10	%(g)	1.10	%(g)
Net investment income	1.73	%(e)	2.16%		2.65	%(e)	2.18%		2.36%		2.87%		2.19%
Supplemental data
Net assets, end of period (in thousands)	$85,304		$84,342		$77,344		$72,421		$80,405		$73,773		$72,213
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$17.05		$13.96		$12.16		$12.12		$12.13
Income from investment operations:
Net investment income	0.15		0.33		0.25		0.30		0.01
Net realized and unrealized gain (loss)	1.19		3.10		1.73		0.02	(c)	(0.02)
Total from investment operations	1.34		3.43		1.98		0.32		(0.01)
Less distributions to shareholders:
Net investment income	(0.15)		(0.34)		(0.18)		(0.28)		—
Total distributions to shareholders	(0.15)		(0.34)		(0.18)		(0.28)		—
Net asset value, end of period	$18.24		$17.05		$13.96		$12.16		$12.12
Total return	7.96%		24.91%		16.27%		2.57%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	1.04%		1.05	%(e)	1.08%		1.06	%(e)
Total net expenses(f)	1.00	%(e)(g)	1.02	%(g)	1.00	%(e)	1.00	%(g)	1.05	%(e)(g)
Net investment income	1.74	%(e)	2.20%		2.71	%(e)	2.28%		7.83	%(e)
Supplemental data
Net assets, end of period (in thousands)	$328		$9,373		$47,647		$43,525		$2
Portfolio turnover	10%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Dividend Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$17.27		$14.66
Income from investment operations
Net investment income	0.22		0.23
Net realized and unrealized gain	1.19		2.58
Total from investment operations	1.41		2.81
Less distributions to shareholders:
Net investment income	(0.19)		(0.20)
Total distributions to shareholders	(0.19)		(0.20)
Net asset value, end of period	$18.49		$17.27
Total return	8.26%		19.29%
Ratios to average net assets(b)
Total gross expenses	0.60	%(c)	0.60	%(c)
Total net expenses(d)	0.60	%(c)	0.60	%(c)
Net investment income	2.51	%(c)	2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$66,146		$1,190
Portfolio turnover	10%		24%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.07		$13.97		$12.17		$12.13		$11.18		$12.01		$15.36
Income from investment operations:
Net investment income	0.18		0.38		0.27		0.33		0.31		0.31		0.34
Net realized and unrealized gain (loss)	1.19		3.10		1.72		0.03	(b)	0.95		(0.85)		(3.19)
Total from investment operations	1.37		3.48		1.99		0.36		1.26		(0.54)		(2.85)
Less distributions to shareholders:
Net investment income	(0.17)		(0.38)		(0.19)		(0.32)		(0.31)		(0.30)		(0.34)
Net realized gains	—		—		—		—		—		—		(0.16)
Total distributions to shareholders	(0.17)		(0.38)		(0.19)		(0.32)		(0.31)		(0.30)		(0.50)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$18.27		$17.07		$13.97		$12.17		$12.13		$11.18		$12.01
Total return	8.14%		25.27%		16.39%		2.82%		11.38%		(4.10%)		(18.90%)
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.79%		0.80	%(d)	0.84%		0.82%		0.86%		0.86%
Total net expenses(e)	0.77	%(d)(f)	0.78	%(f)	0.75	%(d)	0.79	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)
Net investment income	2.03	%(d)	2.46%		2.96	%(d)	2.48%		2.66%		3.15%		2.51%
Supplemental data
Net assets, end of period (in thousands)	$5,083,228		$4,846,586		$3,396,290		$2,227,757		$1,591,420		$1,060,268		$671,700
Portfolio turnover	10%		24%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Dividend Income Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ

Semiannual Report 2013
27

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the

Semiannual Report 2013
28

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.52% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.04% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fee through April 30, 2014.

Semiannual Report 2013
29

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $7,399.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended November 30, 2013 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,348,558 for Class A, $3,006 for Class B, $26,709 for Class C and $2,236 for Class T shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.16%	1.19%
Class B	1.91	1.94
Class C	1.91	1.94
Class I	0.78	0.81
Class R	1.41	1.44
Class R4	0.91	0.94
Class R5	0.83	0.86
Class T	1.21	1.24
Class W	1.16	1.19
Class Y	0.78	0.81
Class Z	0.91	0.94

Semiannual Report 2013
30

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $6,605,512,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,549,682,000
Unrealized depreciation	(18,112,000)
Net unrealized appreciation	$2,531,570,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$1,266,110

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $999,484,237 and $854,484,752, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 44.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 16.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2013
31

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Dividend Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
33

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the seventieth, sixty-fifth and forty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013
34

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total expense ratio are ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
35

Columbia Dividend Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
36

Columbia Dividend Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Dividend Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR139_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Risk Allocation Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Risk Allocation Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Board Consideration and Approval of Advisory Agreement	31
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Risk Allocation Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Risk Allocation Fund (the Fund) Class A shares returned -1.79% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its Blended Benchmark, which returned 6.82% for the same time period.

>  The Fund also underperformed the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.02% during the reporting period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	06/19/12
Excluding sales charges		-1.79	-6.68	1.57
Including sales charges		-7.40	-12.05	-2.50
Class C	06/19/12
Excluding sales charges		-2.19	-7.45	0.80
Including sales charges		-3.17	-8.34	0.80
Class K	06/19/12	-1.79	-6.69	1.56
Class R	06/19/12	-1.89	-6.90	1.33
Class R5	06/19/12	-1.69	-6.55	1.79
Class W	06/19/12	-1.79	-6.76	1.57
Class Z	06/19/12	-1.69	-6.53	1.80
Blended Index		6.82	16.62	14.27
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.05	0.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting of the S&P 500 Index and a 40% weighting of the Barclays U.S. Aggregate Bond Index. The S&P 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks, and the Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Risk Allocation Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2013)
Alternative Investment Funds	51.5
Equity Funds	13.3
Exchange-Traded Funds	1.1
Inflation-Indexed Bonds	7.5
Money Market Funds(a)	26.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $3.4 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Market Exposure By Asset Class Categories (%)(a) (at November 30, 2013)
Fixed Income	9.6
Equity	42.0
Inflation-hedging assets(b)	59.1

(a) Percentages indicated are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and it's market exposure is subject to change.

(b) Inflation-hedging assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives, and U.S. and non U.S. inflation-linked bonds.

Portfolio Management

Todd White

Anwiti Bahuguna, Ph.D.

Fred Copper, CFA

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Beth Vanney, CFA

Semiannual Report 2013
3

Columbia Risk Allocation Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	982.10	1,021.89	3.01	3.07	0.61	5.04	5.14	1.02
Class C	1,000.00	1,000.00	978.10	1,018.15	6.71	6.84	1.36	8.73	8.91	1.77
Class K	1,000.00	1,000.00	982.10	1,021.79	3.11	3.18	0.63	5.14	5.24	1.04
Class R	1,000.00	1,000.00	981.10	1,020.79	4.10	4.18	0.83	6.12	6.25	1.24
Class R5	1,000.00	1,000.00	983.10	1,023.04	1.88	1.92	0.38	3.91	3.98	0.79
Class W	1,000.00	1,000.00	982.10	1,022.04	2.87	2.92	0.58	4.89	4.99	0.99
Class Z	1,000.00	1,000.00	983.10	1,023.14	1.78	1.82	0.36	3.81	3.88	0.77

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Risk Allocation Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 13.1%

	Shares	Value ($)
International 13.1%
Columbia Emerging Markets Fund, Class I Shares(a)	167,273	1,714,548
Total Equity Funds (Cost: $1,677,367)		1,714,548
Alternative Investment Funds 50.7%
Central Fund of Canada Ltd., Class A Shares	92,621	1,259,646
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	257,865	2,617,323
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	333,551	2,765,139
Total Alternative Investment Funds (Cost: $6,991,823)		6,642,108
Inflation-Indexed Bonds 7.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond(c) 02/15/43	0.625%	1,222,068	963,429
Total Inflation-Indexed Bonds (Cost: $1,015,219)			963,429

Exchange-Traded Funds 1.1%

	Shares	Value ($)
PowerShares DB Gold Fund(b)	3,334	140,128
Total Exchange-Traded Funds (Cost: $165,027)		140,128
Money Market Funds 26.2%
Columbia Short-Term Cash Fund, 0.094%(a)(d)	3,437,825	3,437,825
Total Money Market Funds (Cost: $3,437,825)		3,437,825
Total Investments (Cost: $13,287,261)		12,898,038
Other Assets and Liabilities		209,611
Net Assets		13,107,649

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $270,236 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	9	JPY	1,274,645	December 2013	21,096	—
AUST 10Y BOND	3	AUD	313,719	December 2013	—	(2,640)
CAN 10YR BOND	3	CAD	363,371	March 2014	756	—
EURO STOXX 50	15	EUR	628,785	December 2013	39,279	—
EURO-BUND	7	EUR	1,347,890	December 2013	37,245	—
FTSE 100 INDEX	6	GBP	652,982	December 2013	8,899	—
LONG GILT	2	GBP	356,582	March 2014	—	(623)
S&P500 EMINI	21	USD	1,894,305	December 2013	113,529	—
TOPIX INDX	5	JPY	616,184	December 2013	33,647	—
US LONG BOND	11	USD	1,438,250	March 2014	2,556	—
Total					257,007	(3,263)

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
5

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $564,630 were pledged as collateral to cover open centrally cleared swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	CDX North America Investment Grade 21-V1	December 20, 2018	1.00	4,500,000	66,674	(63,461)	8,875	12,088	—
Morgan Stanley	CDX North America Investment Grade 21-V1	December 20, 2018	5.00	4,900,000	356,401	(337,849)	48,319	66,871	—
Total								78,959	—

Interest Rate Swap Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $400,962 were pledged as collateral to cover open centrally cleared swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Pay	2.660	October 24, 2023	USD	5,300,000	(289)	—	(58,082)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,436,243	8,223,422	(13,221,840)	—	3,437,825	3,057	3,437,825
Columbia Commodity Strategy Fund, Class I Shares	3,008,001	967,000	(965,000)	(65,303)	2,944,698	—	2,765,139
Columbia Emerging Markets Fund, Class I Shares	1,798,701	949,000	(1,147,000)	76,666	1,677,367	—	1,714,548
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	2,719,000	(99,000)	(297)	2,619,703	—	2,617,323
Total	13,242,945	12,858,422	(15,432,840)	11,066	10,679,593	3,057	10,534,835

(b)  Non-income producing.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
6

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)  The rate shown is the seven-day current annualized yield at November 30, 2013.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
7

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,714,548	—	—	1,714,548
Alternative Investment Funds	6,642,108	—	—	6,642,108
Money Market Funds	3,437,825	—	—	3,437,825
Total Mutual Funds	11,794,481	—	—	11,794,481
Bonds
Inflation-Indexed Bonds	—	963,429	—	963,429
Total Bonds	—	963,429	—	963,429
Equity Securities
Exchange-Traded Funds	140,128	—	—	140,128
Total Equity Securities	140,128	—	—	140,128
Investments in Securities	11,934,609	963,429	—	12,898,038
Derivatives
Assets
Futures Contracts	257,007	—	—	257,007
Swap Contracts	—	78,959	—	78,959
Liabilities
Futures Contracts	(3,263)	—	—	(3,263)
Swap Contracts	—	(58,082)	—	(58,082)
Total	12,188,353	984,306	—	13,172,659

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
8

Columbia Risk Allocation Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,607,668)	$2,363,203
Affiliated issuers (identified cost $10,679,593)	10,534,835
Total investments (identified cost $13,287,261)	12,898,038
Cash	1,081
Margin deposits	270,236
Premiums paid on outstanding swap contracts	289
Receivable for:
Capital shares sold	496
Dividends	242
Interest	2,221
Variation margin	4,021
Expense reimbursement due from Investment Manager	1,081
Prepaid expenses	122
Trustees' deferred compensation plan	2,517
Total assets	13,180,344
Liabilities
Payable for:
Investments purchased	24,035
Variation margin	5,960
Investment management fees	225
Distribution and/or service fees	139
Transfer agent fees	298
Administration fees	43
Chief compliance officer expenses	2
Other expenses	39,476
Trustees' deferred compensation plan	2,517
Total liabilities	72,695
Net assets applicable to outstanding capital stock	$13,107,649
Represented by
Paid-in capital	$13,544,901
Undistributed net investment income	10,380
Accumulated net realized loss	(333,776)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(244,465)
Investments — affiliated issuers	(144,758)
Foreign currency translations	746
Futures contracts	253,744
Swap contracts	20,877
Total — representing net assets applicable to outstanding capital stock	$13,107,649

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Risk Allocation Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$7,328,671
Shares outstanding	741,763
Net asset value per share	$9.88
Maximum offering price per share(a)	$10.48
Class C
Net assets	$713,643
Shares outstanding	72,745
Net asset value per share	$9.81
Class K
Net assets	$2,470
Shares outstanding	250
Net asset value per share	$9.88
Class R
Net assets	$2,465
Shares outstanding	250
Net asset value per share	$9.86
Class R5
Net assets	$2,476
Shares outstanding	250
Net asset value per share	$9.90
Class W
Net assets	$2,470
Shares outstanding	250
Net asset value per share	$9.88
Class Z
Net assets	$5,055,454
Shares outstanding	510,467
Net asset value per share	$9.90

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Risk Allocation Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$903
Dividends — affiliated issuers	3,057
Interest	1,266
Foreign taxes withheld	(226)
Total income	5,000
Expenses:
Investment management fees	27,581
Distribution and/or service fees
Class A	9,533
Class C	5,121
Class R	6
Class W	3
Transfer agent fees
Class A	1,194
Class C	159
Class K	1
Class R5	1
Class Z	776
Administration fees	4,085
Plan administration fees
Class K	3
Compensation of board members	9,275
Custodian fees	10,513
Printing and postage fees	12,262
Registration fees	41,740
Professional fees	15,770
Offering costs	7,942
Chief compliance officer expenses	4
Other	2,626
Total expenses	148,595
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,330)
Total net expenses	39,265
Net investment loss	(34,265)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(283,541)
Investments — affiliated issuers	11,066
Foreign currency translations	9,604
Futures contracts	116,381
Swap contracts	(453,870)
Net realized loss	(600,360)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	75,883
Investments — affiliated issuers	(102,679)
Foreign currency translations	8,134
Futures contracts	95,850
Swap contracts	269,875
Net change in unrealized appreciation (depreciation)	347,063
Net realized and unrealized loss	(253,297)
Net decrease in net assets from operations	$(287,562)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Risk Allocation Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment loss	$(34,265)	$(44,233)
Net realized gain (loss)	(600,360)	800,913
Net change in unrealized appreciation (depreciation)	347,063	(460,919)
Net increase (decrease) in net assets resulting from operations	(287,562)	295,761
Distributions to shareholders
Net investment income
Class A	—	(92,647)
Class C	—	(5,059)
Class K	—	(35)
Class R	—	(31)
Class R5	—	(38)
Class W	—	(35)
Class Z	—	(77,174)
Net realized gains
Class A	—	(151,405)
Class C	—	(11,866)
Class K	—	(57)
Class R	—	(57)
Class R5	—	(57)
Class W	—	(57)
Class Z	—	(114,400)
Total distributions to shareholders	—	(452,918)
Increase (decrease) in net assets from capital stock activity	(1,297,020)	4,849,388
Total increase (decrease) in net assets	(1,584,582)	4,692,231
Net assets at beginning of period	14,692,231	10,000,000
Net assets at end of period	$13,107,649	$14,692,231
Undistributed net investment income	$10,380	$44,645

(a) For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Risk Allocation Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	43,034	413,159	338,036	3,552,279
Distributions reinvested	—	—	5,774	60,283
Redemptions	(110,442)	(1,059,477)	(34,014)	(356,482)
Net increase (decrease)	(67,408)	(646,318)	309,796	3,256,080
Class C shares
Subscriptions	3,872	36,000	137,812	1,455,041
Distributions reinvested	—	—	1,613	16,844
Redemptions	(69,473)	(670,692)	(1,329)	(13,996)
Net increase (decrease)	(65,601)	(634,692)	138,096	1,457,889
Class Z shares
Subscriptions	162	1,550	13,192	140,629
Distributions reinvested	—	—	63	657
Redemptions	(1,783)	(17,560)	(542)	(5,867)
Net increase (decrease)	(1,621)	(16,010)	12,713	135,419
Total net increase (decrease)	(134,630)	(1,297,020)	460,605	4,849,388

(a) For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Risk Allocation Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.06		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.04)
Net realized and unrealized gain (loss)	(0.15)		0.47
Total from investment operations	(0.18)		0.43
Less distributions to shareholders:
Net investment income	—		(0.14)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.37)
Net asset value, end of period	$9.88		$10.06
Total return	(1.79%)		4.15%
Ratios to average net assets(b)
Total gross expenses	2.22	%(c)	2.97	%(c)
Total net expenses(d)	0.61	%(c)	0.60	%(c)
Net investment loss	(0.54	%)(c)	(0.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$7,329		$8,139
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class C	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.03		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.12)
Net realized and unrealized gain (loss)	(0.16)		0.48
Total from investment operations	(0.22)		0.36
Less distributions to shareholders:
Net investment income	—		(0.10)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.33)
Net asset value, end of period	$9.81		$10.03
Total return	(2.19%)		3.43%
Ratios to average net assets(b)
Total gross expenses	2.96	%(c)	3.69	%(c)
Total net expenses(d)	1.36	%(c)	1.33	%(c)
Net investment loss	(1.33	%)(c)	(1.19	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$714		$1,387
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class K	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.06		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.04)
Net realized and unrealized gain (loss)	(0.15)		0.47
Total from investment operations	(0.18)		0.43
Less distributions to shareholders:
Net investment income	—		(0.14)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.37)
Net asset value, end of period	$9.88		$10.06
Total return	(1.79%)		4.13%
Ratios to average net assets(b)
Total gross expenses	2.25	%(c)	2.90	%(c)
Total net expenses(d)	0.63	%(c)	0.63	%(c)
Net investment loss	(0.53	%)(c)	(0.37	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class R	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.07)
Net realized and unrealized gain (loss)	(0.15)		0.47
Total from investment operations	(0.19)		0.40
Less distributions to shareholders:
Net investment income	—		(0.12)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.35)
Net asset value, end of period	$9.86		$10.05
Total return	(1.89%)		3.90%
Ratios to average net assets(b)
Total gross expenses	2.46	%(c)	3.14	%(c)
Total net expenses(d)	0.83	%(c)	0.87	%(c)
Net investment loss	(0.73	%)(c)	(0.74	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.07		$10.00
Income from investment operations:
Net investment loss	(0.01)		(0.03)
Net realized and unrealized gain (loss)	(0.16)		0.48
Total from investment operations	(0.17)		0.45
Less distributions to shareholders:
Net investment income	—		(0.15)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.38)
Net asset value, end of period	$9.90		$10.07
Total return	(1.69%)		4.37%
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	2.66	%(c)
Total net expenses(d)	0.38	%(c)	0.38	%(c)
Net investment loss	(0.28	%)(c)	(0.25	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.06		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.04)
Net realized and unrealized gain (loss)	(0.16)		0.47
Total from investment operations	(0.18)		0.43
Less distributions to shareholders:
Net investment income	—		(0.14)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.37)
Net asset value, end of period	$9.88		$10.06
Total return	(1.79%)		4.15%
Ratios to average net assets(b)
Total gross expenses	2.20	%(c)	2.90	%(c)
Total net expenses(d)	0.58	%(c)	0.62	%(c)
Net investment loss	(0.48	%)(c)	(0.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.07		$10.00
Income from investment operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain (loss)	(0.16)		0.47
Total from investment operations	(0.17)		0.45
Less distributions to shareholders:
Net investment income	—		(0.15)
Net realized gains	—		(0.23)
Total distributions to shareholders	—		(0.38)
Net asset value, end of period	$9.90		$10.07
Total return	(1.69%)		4.39%
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)	2.66	%(c)
Total net expenses(d)	0.36	%(c)	0.35	%(c)
Net investment loss	(0.28	%)(c)	(0.17	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5,055		$5,156
Portfolio turnover	40%		76%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Risk Allocation Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund may invest significantly in Class I shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (affiliated underlying funds). The Fund may also invest in third-party advised (unaffiliated) funds and exchange-traded funds (ETFs), (collectively with the affiliated underlying funds, the Underlying Funds). The Fund also invest significantly in derivatives. The financial statements of the Underlying Funds in which the Fund invests should be read in conjunction with the Fund's financial statements.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Semiannual Report 2013
21

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Semiannual Report 2013
22

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Credit default swap contracts are agreements in which one party pays fixed

Semiannual Report 2013
23

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contact specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(b)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(c)
Asset Derivatives:
Centrally Cleared Swap Contracts(a)	1,742	—	1,742	—	—	—	1,742

Semiannual Report 2013
24

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(e)
Liability Derivatives:
Centrally Cleared Swap Contracts(f)	2,647	—	2,647	—	—	—	2,647
Total	2,647	—	2,647	—	—	—	2,647

(a) Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabiliites.

(b) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(c) Represents the net amount due from counterparties in the event of default.

(d) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e) Represents the net amount due to counterparties in the event of default.

(f) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	78,959	*
Credit risk	Premiums paid on outstanding swap contracts	401,310
Equity risk	Net assets — unrealized appreciation on futures contracts	195,354	*
Interest rate risk	Premiums paid on outstanding swap contracts	289
Interest rate risk	Net assets — unrealized appreciation on futures contracts	61,653	*
Total		737,565
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	(3,263	)*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	(58,082	)*
Total		(61,345)

* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	464,954	—	464,954
Interest rate risk	(348,573)	(453,870)	(802,443)
Total	116,381	(453,870)	(337,489)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	78,959	78,959
Equity risk	(43,288)	—	(43,288)
Interest rate risk	139,138	190,916	330,054
Total	95,850	269,875	365,725

Semiannual Report 2013
25

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	265
Swap contracts	1
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	9,400,000

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013
26

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.00% on assets invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in ETFs and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) an advisory fee that declines from 0.70% to 0.60%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, ETFs and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, third party closed-end funds, derivatives and individual securities. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.41% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

For the six months ended November 30, 2013, there were no expenses incurred for these particular items.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Semiannual Report 2013
27

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.03%
Class C	0.03
Class K	0.05
Class R	0.00	*
Class R5	0.05
Class W	0.00	*
Class Z	0.03

*Rounds to zero.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,359 for Class A shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through September 30, 2014
Class A	0.75%
Class C	1.50
Class K	0.63
Class R	1.00
Class R5	0.38
Class W	0.75
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary

Semiannual Report 2013
28

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $13,287,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,000
Unrealized depreciation	(426,000)
Net unrealized depreciation	$(389,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $6,524,904 and $2,969,776, respectively, for the six months ended November 30, 2013, of which $1,012,832 and $0, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 93.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Significant Risks

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the Fund's ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured

Semiannual Report 2013
29

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Leverage Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
30

Columbia Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Risk Allocation Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
31

Columbia Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from the date of its inception, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund's performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds

Semiannual Report 2013
32

Columbia Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2013
33

Columbia Risk Allocation Fund

Board Consideration and Approval of Advisory Agreement (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Semiannual Report 2013
36

Columbia Risk Allocation Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2013
37

Columbia Risk Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR214_05_D01_(01/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014